Debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Outstanding Short-Term and Long-Term Debt	The following table summarizes our outstanding short-term and long-term debt and other financial liabilities:

	As of December 31, 2022	As of December 31, 2021
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	5,177	4,874
Loan with Bank Sabadell Mexico S.A. principal amount 83,831,941 Mexican Pesos	—	2,109
Collateralized debt issued by SPV (Note 11)	2,231	—
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	251	419
Loan with Itaú Unibanco S.A. principal amounts 17,200,000 Reais and 3,000,000 Reais	3,926	3,167
Long-term debt, including current maturities	11,585	10,569
Less: Current maturities of long-term debt	6,466	169
Long-term debt, excluding current maturities	$5,119	$10,400
Short-term debt, including current maturities of long-term debt	29,931	16,283
Total short-term and long-term debt	$35,050	$26,683

Summary of Long-Term Debt Instruments
The following table shows the details of the long-term debt outstanding as of December 31, 2022 (excluding collateralized debt issued by SPV):

Loan	Issuance date	Maturity date	Currency	Principal amount in original currency	Principal amount in U.S. dollars	Interest rate	Interest payment
Banco de Crédito e Inversiones	June 2020	May 2024	Chilean Pesos	500,000,000	611	3.5% (fixed rate)	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	17,200,000	3,255	CDI + 4% (variable rate)	Quarterly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	3,000,000	568	CDI + 4% (variable rate)	Quarterly

Summary of Changes in Debt
The changes in the balance of our total short-term and long-term debt as of December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	26,683	19,316
Borrowings obtained	—	3,943
Debt issued by SPV (Note 11)	2,231	—
Payment of borrowings	(3,927)	(2,913)
Accrued interest	641	718
Interest paid	(229)	(241)
Foreign currency translation adjustment	(3,997)	(1,474)
Short-term loans, net	13,648	7,334
Balance, end of year	$35,050	$26,683